Risk Category of Loans by Class of Loans (Excluding Mortgage Loans Held for Sale) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 773,379	$ 704,972
Less: Unearned discount	864	440
Loans, net of unearned discount	772,515	704,532
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	753,689	682,080
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	1,002	5,445
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	18,361	17,447
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	327	0
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	451,974	408,052
Less: Unearned discount	448	320
Loans, net of unearned discount	451,526	407,732
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	434,638	388,569
Commercial Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	681	4,756
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	16,655	14,727
Commercial Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Mortgage Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	169,327	170,585
Less: Unearned discount	76	82
Loans, net of unearned discount	169,251	170,503
Mortgage Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	167,394	167,827
Mortgage Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	153	191
Mortgage Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	1,453	2,567
Mortgage Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	327	0
Installment and Other
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	19,631	18,648
Less: Unearned discount	0	0
Loans, net of unearned discount	19,631	18,648
Installment and Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	19,556	18,558
Installment and Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Installment and Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	75	90
Installment and Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Commercial,Financial and Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	132,447	107,687
Less: Unearned discount	340	38
Loans, net of unearned discount	132,107	107,649
Commercial,Financial and Agricultural | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	132,101	107,126
Commercial,Financial and Agricultural | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	168	498
Commercial,Financial and Agricultural | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	178	63
Commercial,Financial and Agricultural | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 0	$ 0